Income Taxes (Details 2)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Income Taxes Details 2Abstract
Income tax expense (benefit) at federal statutory rate	21.00%	34.00%
State taxes, net of federal benefit	8.00%	5.00%
Change in valuation allowance	(29.00%)	(39.00%)
Income Tax Expense Benefit	0.00%	0.00%